Trade Payables and Other Liabilities - Schedule of Noncurrent and Current Trade and Other Payables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Oct. 05, 2020
Noncurrent:
Advances and deposits	$ 11,116,000	$ 206,766,000
Payable for Intangible Assets	44,667,000	109,451,000
Contract liabilities	1,368,328,000	30,258,000
Deferred tax liabilities	2,304,000	8,422,000
Other(2)	18,909,000	57,769,000
Non-current trade payables	1,445,324,000	412,666,000
Current:
Trade payables	551,138,000	414,547,000
Accrued expenses	602,495,000	470,800,000
Current contract liabilities	532,985,000	104,466,000
Advances and deposits(3)	309,129,000	68,026,000
Payable for PPE and Intangible Assets	472,144,000	235,789,000
Other	117,859,000	48,860,000
Current payables	2,585,750,000	1,342,488,000
Deposits from customers	$ 117,882,000	$ 34,713,000	$ 100,000